Darin Smith

Vice President and

Associate General Counsel

(319) 573-2676

darin.smith@equitable.com

August 27, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-8629

Re: Equitable Financial Life Insurance Company

Post Effective Amendment No. 2 on Registration Statement on Form N-4

File No. 333-283589; CIK 0002039145

Separate Account No. 49

Post Effective Amendment No. 8 and Amendment No. 530 on Registration Statement on Form N-4

File Nos. 333-254385 and 811-07659; CIK 0001015570

Structured Capital Strategies PLUS® 21

Commissioners:

On behalf of Equitable Financial Life Insurance Company (“Equitable Financial”), we are filing pursuant to Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”), the above-referenced Registration Statements with respect to Equitable Financial and Separate Account No. 49.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences between the current version of the Structured Capital Strategies PLUS® 21 and the updated version (the current contract was refiled under the State Compact Standards with no product development undertaken). Except for the disclosure relating to the principal differences, the disclosure set forth in this Post-Effective Amendment Registration Statement is substantially identical to the currently sold Structured Capital Strategies PLUS® 21disclosure that has been previously filed with the Commission.

The principal differences are outlined as follows:

•	An updated Free Look provision pursuant to the State Compact contract.

•	The discontinuation of the disability withdrawal charge waiver in most states.

Financial statements, exhibits, and other financial information will be provided in a subsequent post-effective amendment.

We would like to have Structured Capital Strategies PLUS® 21 effective by September 16, 2025. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments before September 5, 2025, or as soon as practicable thereafter. We will file a Post-Effective Amendment that will address any Staff comments to the prospectus. Also, we will provide any additional exhibits that might be necessary.

Please contact the undersigned at (319) 573-2676 if you have any questions or comments.

Best Regards,

/s/ Darin Smith
Darin Smith